Shareholder Report, Holdings (Details)	Sep. 30, 2025
Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	81.50%
Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Dow 2x Strategy Fund | Class A | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Dow 2x Strategy Fund | Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Dow 2x Strategy Fund | Class A | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Dow 2x Strategy Fund | Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Dow 2x Strategy Fund | Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dow 2x Strategy Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Dow 2x Strategy Fund | Class A | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Dow 2x Strategy Fund | Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dow 2x Strategy Fund | Class A | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dow 2x Strategy Fund | Class A | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow 2x Strategy Fund | Class A | Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class A | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class A | Visa, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class A | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dow 2x Strategy Fund | Class A | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow 2x Strategy Fund | Class A | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dow 2x Strategy Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	81.50%
Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Dow 2x Strategy Fund | Class C | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Dow 2x Strategy Fund | Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Dow 2x Strategy Fund | Class C | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Dow 2x Strategy Fund | Class C | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Dow 2x Strategy Fund | Class C | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dow 2x Strategy Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Dow 2x Strategy Fund | Class C | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Dow 2x Strategy Fund | Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dow 2x Strategy Fund | Class C | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dow 2x Strategy Fund | Class C | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow 2x Strategy Fund | Class C | Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class C | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class C | Visa, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class C | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dow 2x Strategy Fund | Class C | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow 2x Strategy Fund | Class C | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dow 2x Strategy Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	81.50%
Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Dow 2x Strategy Fund | Class H | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Dow 2x Strategy Fund | Class H | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Dow 2x Strategy Fund | Class H | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Dow 2x Strategy Fund | Class H | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Dow 2x Strategy Fund | Class H | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dow 2x Strategy Fund | Class H | Other
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Dow 2x Strategy Fund | Class H | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Dow 2x Strategy Fund | Class H | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dow 2x Strategy Fund | Class H | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dow 2x Strategy Fund | Class H | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow 2x Strategy Fund | Class H | Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class H | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class H | Visa, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | Class H | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dow 2x Strategy Fund | Class H | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow 2x Strategy Fund | Class H | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dow 2x Strategy Fund | Class H | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Inverse Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(183.10%)
Inverse Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
Inverse Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(183.10%)
Inverse Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
Inverse Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(183.10%)
Inverse Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
NASDAQ-100 2x Strategy Fund | Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.30%
NASDAQ-100 2x Strategy Fund | Class A | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100 2x Strategy Fund | Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.20%
NASDAQ-100 2x Strategy Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.20%
NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	53.10%
NASDAQ-100 2x Strategy Fund | Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	24.00%
NASDAQ-100 2x Strategy Fund | Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100 2x Strategy Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	46.00%
NASDAQ-100 2x Strategy Fund | Class A | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
NASDAQ-100 2x Strategy Fund | Class A | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class A | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NASDAQ-100 2x Strategy Fund | Class A | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NASDAQ-100 2x Strategy Fund | Class A | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100 2x Strategy Fund | Class A | Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100 2x Strategy Fund | Class A | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class A | Alphabet, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 2x Strategy Fund | Class A | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 2x Strategy Fund | Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.30%
NASDAQ-100 2x Strategy Fund | Class C | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class C | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100 2x Strategy Fund | Class C | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.20%
NASDAQ-100 2x Strategy Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.20%
NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	53.10%
NASDAQ-100 2x Strategy Fund | Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	24.00%
NASDAQ-100 2x Strategy Fund | Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100 2x Strategy Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	46.00%
NASDAQ-100 2x Strategy Fund | Class C | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
NASDAQ-100 2x Strategy Fund | Class C | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class C | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NASDAQ-100 2x Strategy Fund | Class C | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NASDAQ-100 2x Strategy Fund | Class C | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100 2x Strategy Fund | Class C | Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100 2x Strategy Fund | Class C | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class C | Alphabet, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 2x Strategy Fund | Class C | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
NASDAQ-100 2x Strategy Fund | Class H | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.30%
NASDAQ-100 2x Strategy Fund | Class H | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class H | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100 2x Strategy Fund | Class H | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.20%
NASDAQ-100 2x Strategy Fund | Class H | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.20%
NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	53.10%
NASDAQ-100 2x Strategy Fund | Class H | Communications
Holdings [Line Items]
Percent of Net Asset Value	24.00%
NASDAQ-100 2x Strategy Fund | Class H | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100 2x Strategy Fund | Class H | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	46.00%
NASDAQ-100 2x Strategy Fund | Class H | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
NASDAQ-100 2x Strategy Fund | Class H | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NASDAQ-100 2x Strategy Fund | Class H | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NASDAQ-100 2x Strategy Fund | Class H | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NASDAQ-100 2x Strategy Fund | Class H | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NASDAQ-100 2x Strategy Fund | Class H | Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
NASDAQ-100 2x Strategy Fund | Class H | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
NASDAQ-100 2x Strategy Fund | Class H | Alphabet, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100 2x Strategy Fund | Class H | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Inverse NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
Inverse NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
Inverse NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
Russell 2000 2x Strategy Fund | Class A | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Russell 2000 2x Strategy Fund | Class A | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Russell 2000 2x Strategy Fund | Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Russell 2000 2x Strategy Fund | Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Russell 2000 2x Strategy Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	138.80%
Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Russell 2000 2x Strategy Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Russell 2000 2x Strategy Fund | Class A | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class A | iShares Russell 2000 Index ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class A | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class A | Bloom Energy Corp. - Class A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class A | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class A | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class A | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class A | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class A | Coeur Mining, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class A | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Russell 2000 2x Strategy Fund | Class C | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Russell 2000 2x Strategy Fund | Class C | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Russell 2000 2x Strategy Fund | Class C | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Russell 2000 2x Strategy Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	138.80%
Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Russell 2000 2x Strategy Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Russell 2000 2x Strategy Fund | Class C | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class C | iShares Russell 2000 Index ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class C | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class C | Bloom Energy Corp. - Class A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class C | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class C | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class C | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Coeur Mining, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class C | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Russell 2000 2x Strategy Fund | Class H | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Russell 2000 2x Strategy Fund | Class H | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Russell 2000 2x Strategy Fund | Class H | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Russell 2000 2x Strategy Fund | Class H | Other
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	138.80%
Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Russell 2000 2x Strategy Fund | Class H | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Russell 2000 2x Strategy Fund | Class H | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class H | iShares Russell 2000 Index ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Russell 2000 2x Strategy Fund | Class H | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class H | Bloom Energy Corp. - Class A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class H | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class H | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | Class H | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Coeur Mining, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | Class H | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Inverse Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(181.10%)
Inverse Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
Inverse Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(181.10%)
Inverse Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
Inverse Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(181.10%)
Inverse Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
S&P 500 2x Strategy Fund | Class A | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.60%
S&P 500 2x Strategy Fund | Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
S&P 500 2x Strategy Fund | Class A | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.00%
S&P 500 2x Strategy Fund | Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
S&P 500 2x Strategy Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	11.40%
S&P 500 2x Strategy Fund | Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
S&P 500 2x Strategy Fund | Class A | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	88.60%
S&P 500 2x Strategy Fund | Class A | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	30.60%
S&P 500 2x Strategy Fund | Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500 2x Strategy Fund | Class A | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	31.60%
S&P 500 2x Strategy Fund | Class A | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S&P 500 2x Strategy Fund | Class A | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500 2x Strategy Fund | Class A | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 2x Strategy Fund | Class A | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500 2x Strategy Fund | Class A | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 2x Strategy Fund | Class A | Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500 2x Strategy Fund | Class A | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500 2x Strategy Fund | Class A | Alphabet, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500 2x Strategy Fund | Class A | Berkshire Hathaway, Inc. - Class B
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P 500 2x Strategy Fund | Class C | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.60%
S&P 500 2x Strategy Fund | Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
S&P 500 2x Strategy Fund | Class C | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.00%
S&P 500 2x Strategy Fund | Class C | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
S&P 500 2x Strategy Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	11.40%
S&P 500 2x Strategy Fund | Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
S&P 500 2x Strategy Fund | Class C | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	88.60%
S&P 500 2x Strategy Fund | Class C | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	30.60%
S&P 500 2x Strategy Fund | Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500 2x Strategy Fund | Class C | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	31.60%
S&P 500 2x Strategy Fund | Class C | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S&P 500 2x Strategy Fund | Class C | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500 2x Strategy Fund | Class C | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 2x Strategy Fund | Class C | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500 2x Strategy Fund | Class C | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 2x Strategy Fund | Class C | Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500 2x Strategy Fund | Class C | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500 2x Strategy Fund | Class C | Alphabet, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500 2x Strategy Fund | Class C | Berkshire Hathaway, Inc. - Class B
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P 500 2x Strategy Fund | Class H | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.60%
S&P 500 2x Strategy Fund | Class H | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.80%
S&P 500 2x Strategy Fund | Class H | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.00%
S&P 500 2x Strategy Fund | Class H | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
S&P 500 2x Strategy Fund | Class H | Other
Holdings [Line Items]
Percent of Net Asset Value	11.40%
S&P 500 2x Strategy Fund | Class H | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
S&P 500 2x Strategy Fund | Class H | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	88.60%
S&P 500 2x Strategy Fund | Class H | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	30.60%
S&P 500 2x Strategy Fund | Class H | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500 2x Strategy Fund | Class H | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	31.60%
S&P 500 2x Strategy Fund | Class H | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S&P 500 2x Strategy Fund | Class H | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500 2x Strategy Fund | Class H | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500 2x Strategy Fund | Class H | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500 2x Strategy Fund | Class H | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500 2x Strategy Fund | Class H | Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500 2x Strategy Fund | Class H | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P 500 2x Strategy Fund | Class H | Alphabet, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P 500 2x Strategy Fund | Class H | Berkshire Hathaway, Inc. - Class B
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Inverse S&P 500 2x Strategy Fund | Class A | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(170.70%)
Inverse S&P 500 2x Strategy Fund | Class A | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(29.10%)
Inverse S&P 500 2x Strategy Fund | Class C | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(170.70%)
Inverse S&P 500 2x Strategy Fund | Class C | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(29.10%)
Inverse S&P 500 2x Strategy Fund | Class H | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	(170.70%)
Inverse S&P 500 2x Strategy Fund | Class H | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(29.10%)